Share Capital and Warrants - Treasury Shares (Details) - Treasury Shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Common Shares
Outstanding, Beginning of Year (in shares)	2,000	0
Purchased Under Employee Benefit Plan (in shares)	4,600	2,000
Distributed Under Employee Benefit Plan (in shares)	(3,822)	0
Outstanding, End of Period (in shares)	2,778	2,000
Amount
Outstanding, Beginning of Year	$ 43	$ 0
Purchased Under Employee Benefit Plan	94	43
Distributed Under Employee Benefit Plan	(82)	0
Outstanding, End of Period	$ 55	$ 43